Financial Risk and Insurance Management	6 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Financial Risk and Insurance Management
19.	Financial Risk and Insurance Management
Due to its business line, the Group assumes the risks inherent to its activities related to the insurance business, market, credit, liquidity and foreign currency.
Management is responsible for monitoring these risks, based on various measurement, analysis and control techniques to minimize potential effects, although the use of these mechanisms does not completely eliminate the inherent risk factors to which the Group is exposed.
Management is exposed to risks as a result of: i) the use of financial instruments and ii) the risks associated with the healthcare business. These risks have been categorized taking into consideration their nature and scope, as well as management, which are described below.

A.	Insurance risk
Insurance activities expose the Group mainly to incidence risk (level of occurrence of the insured event), frequency risk (level of prevalence of the event once it has occurred), and control risk of the healthcare benefit cost.

The table below shows the actual amount of the cost of service in the Oncosalud Peru segment, and the general healthcare plan called “Auna salud” as of June 30, 2025 and as of June 30, 2024 only includes the Oncosalud Peru segment. It also shows a sensitivity analysis for the most relevant variables affecting this cost: the frequency (number of patients/numbers of plan members) and the average cost per patient.

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined

2025

Change %		+5%	+10%	+5%	+10%	+5%	+10%

Cost of segment Oncosalud Peru	300,050	315,053	330,055	315,053	330,055	330,806	363,061

Frequency	3.31%	3.47%	3.64%	3.31%	3.31%	3.47%	3.64%

Average cost per patient	6.54	6.54	6.54	6.86	7.19	6.86	7.19

#plan members	1,388,579	1,388,579	1,388,579	1,388,579	1,388,579	1,388,579	1,388,579

2024

Change %		+5%	+10%	+5%	+10%	+5%	+10%

Cost of segment Oncosalud Peru	293,929	308,625	323,322	308,625	323,322	324,057	355,654

Frequency	3.53%	3.70%	3.88%	3.53%	3.53%	3.70%	3.88%

Average cost per patient	6.59	6.59	6.59	6.92	7.25	6.92	7.25

#plan members	1,263,495	1,263,495	1,263,495	1,263,495	1,263,495	1,263,495	1,263,495
As of June 30, 2025 and 2024, a reasonably possible changes in the most relevant variable in 5% and 10% could affect profit or loss by amounts shown below:

In thousands of soles	Fluctuations in variables (%)	2025	2024
		Loss for the period	Loss for the period

Frequency	5	(15,003)	(14,696)

Frequency	10	(30,005)	(29,393)

Average cost per patient	5	(15,003)	(14,696)

Average cost per patient	10	(30,005)	(29,393)

Combined	5	(30,755)	(30,128)

Combined	10	(63,011)	(61,725)
The Group adopts various mechanisms with the main objective of minimizing insurance risk as severity. Such mechanisms include the control of (i) price adequacy and (ii) control of healthcare benefit expenditures, in addition to selecting medical service providers based on various factors, such as specialization, experience, location, quality, and cost of services.
The adequacy of prices relies on past actuarial analyses and more recent service levels, combined with future projections of more recently observed trends. Price risk affects only future cash flows since new rates will impact premium levels earned once cancer health contracts are renewed.
Within the Group, the type of product is an oncologic healthcare insurance contract and general healthcare plans “Auna Salud”, both renewable annually. This enables the Group to review fees that respond fairly and quickly to the changes in service experience. The new fees are automatically applied at each renewal date; however, the client could not accept the increase, which would lead to the contract cancelation. This is a factor that significantly mitigates price risk. The Group does not enter into fixed premium contracts for a period longer than 12 months from the original date or the renewal date of the respective contracts.
Control risk of the cost of providing benefits (treatment and preventive care) is monitored through i) pre-authorization of the service; ii) use of a certain network of clinics and “agreed-upon” fees; and iii) monitoring adhesion to medical practice guides.

In general, the Group’s healthcare contracts contain terms and conditions establishing that only medical services are provided (the contracts benefit do not include refund or compensation amounts). Subject to specific circumstances, they provide reimbursement for medical expenses incurred in treatments related to chronic medical conditions.
In addition, when necessary, the Group negotiates its contracts with healthcare providers to obtain more favorable and competitive prices, to the extent possible. The Group also has a highly trained medical audit team who continually review invoices received from their service providers.

B.	Market risk

i.	Exchange risk
The Group and its Subsidiaries invoice the rendering of local services in the currency of the country in which it operates, which enables them to meet their obligations in their functional currency. Exchange rate risk arises mainly from loans and other liabilities held in US dollars. To mitigate this risk, as of June 30, 2025 and December 31, 2024, the Group used derivative financial instruments to hedge the exposure to the exchange rate risk, for more than 90% of its financial obligations.
As of June 30, 2025 and 2024 the Group has the following assets and liabilities stated in U.S. dollars, COP and MXN:

	$		$		$		$		$		$

	2025						2024

In thousands of	US$		COP		MXN		US$		COP		MXN

Assets:

Cash and cash equivalents		1,834		43,651,320		92,426		12,060		26,530,345		76,996

Trade accounts receivable		2,984		745,142,852		573,474		2,039		674,601,562		623,698

Other assets		2,358		92,620,574		166,473		1,617		59,404,549		71,770

Derivative financial instruments		12,536		-		-		17,368		-		-

		19,712		881,414,746		832,373		33,084		760,536,456		772,464

Liabilities :

Loans and borrowings		(539,986)		(274,416,205)		(6,036,393)		(468,598)		(781,412,044)		(6,871,793)

Lease liabilities		(27,051)		(46,132,362)		-		(17,395)		(51,186,962)		-

Trade accounts payable		(15,719)		(501,245,194)		(641,540)		(16,974)		(466,373,079)		(479,904)

Other accounts payable		(6,581)		(68,363,798)		(471,567)		(24,335)		(257,478,560)		(483,463)

Derivative financial instruments		(1,905)		-		(323,473)		(10,985)		-		-

		(591,242)		(890,157,559)		(7,472,973)		(538,287)		(1,556,450,645)		(7,835,160)

(Liability) asset position, net		(571,530)		(8,742,813)		(6,640,600)		(505,203)		(795,914,189)		(7,062,696)
As of June 30, the exchange rate used by the Group to translate the balances of assets and liabilities into foreign currency has been published by the Peruvian Banking, Insurance and Pension Plan Agency (SBS), as follows:

	$		$

In soles	June 30, 2025		June 30, 2024
US$ 1 - Exchange rate - Buy (assets)		3.534		3.827

US$ 1 - Exchange rate - Sale (liabilities)		3.549		3.837

COP 1 - Exchange rate		0.000868		0.000923

MXN 1 - Exchange rate		0.188601		0.209188
For the six months ended at June 30, 2025 and 2024, the Group recorded gain for exchange difference, net amounting to S/ 105,516 thousand and loss for S/ 46,579 thousand, respectively.

As of June 30, 2025 and 2024, a reasonably possible strengthening (weakening) of the U.S. dollar against the Peruvian Sol, COP and MXN would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by amounts shown below:

		June 30, 2025		June 30, 2024
In thousands of soles	Fluctuations in exchange rates (%)	Profit or loss for the nine-month period	Other comprehensive income	Profit or loss for the nine-month period	Other comprehensive income
Weakening	5	103,310	(1,878)	98,156	(3,191)
Weakening	10	206,620	(3,757)	196,311	(6,382)
Strengthening	5	(103,310)	1,878	(98,156)	3,191
Strengthening	10	(206,620)	3,757	(196,311)	6,382

ii.	Interest rate risk
The Group adopts a policy of ensuring as a minimum 80% of its interest rate risk exposure is at a fixed rate. This is achieved by entering into fixed-rate
instruments and partly by borrowing at a floating rate and using interest rate swaps as hedges of the variability in cash flows attributable to movements in interest rates.
The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, tenors, repricing dates and maturities and the notional or par amounts. The Group assesses whether the derivative designated in each hedging relationship is expected to be effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method. As of June 30, 2025, the Group have financial derivative instrument in order to cover interest rate (note 5).

C.	Accounting classifications and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of June 30, 2025
Financial assets measured at fair value
Other investments	112,776	-	-	-	112,776	112,776	-	-	112,776
Derivative financial instruments	-	44,472	-	-	44,472	-	44,472	-	44,472
	112,776	44,472	-	-	157,248	112,776	44,472	-	157,248
Financial assets not measured at fair value
Cash and cash equivalents	-	-	174,661	-	174,661	-	-	-	-
Trade accounts receivable	-	-	1,018,239	-	1,018,239	-	-	-	-
Other assets (*)	-	-	42,034	-	42,034	-	-	-	-
	-	-	1,234,934	-	1,234,934	-	-	-	-
Financial liabilities measured at fair value
Derivative financial instruments	-	71,935	-	-	71,935	-	71,935	-	71,935
	-	71,935	-	-	71,935	-	71,935	-	71,935
Financial liabilities not measured at fair value
Loans and borrowings	-	-	-	3,573,771	3,573,771	-	3,754,513	-	3,754,513
Lease liabilities	-	-	-	128,541	128,541	-	-	-	-
Trade accounts payable	-	-	-	920,514	920,514	-	-	-	-
Other accounts payable (**)	-	-	-	152,615	152,615	-	-	-	-
	-	-	-	4,775,441	4,775,441	-	3,754,513	-	3,754,513
(*) They do not include taxes receivable, prepayments.
(**) They do not include taxes payable, prepayments, labor liabilities
.

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of December 31, 2024
Financial assets measured at fair value
Other investments	100,510	-	-	-	100,510	100,510	-	-	100,510
Derivative financial instruments	-	67,472	-	-	67,472	-	67,472	-	67,472
	100,510	67,472	-	-	167,982	100,510	67,472	-	167,982
Financial assets not measured at fair value
Cash and cash equivalents	-	-	235,745	-	235,745	-	-	-	-
Trade accounts receivable	-	-	962,457	-	962,457	-	-	-	-
Other assets (*)	-	-	42,063	-	42,063	-	-	-	-
	-	-	1,240,265	-	1,240,265	-	-	-	-
Financial liabilities measured at fair value
Derivative financial instruments	-	42,370	-	-	42,370	-	42,370	-	42,370
	-	42,370	-	-	42,370	-	42,370	-	42,370
Financial liabilities not measured at fair value
Loans and borrowings	-	-	-	3,619,774	3,619,774	-	3,768,101	-	3,768,101
Lease liabilities	-	-	-	147,888	147,888	-	-	-	-
Trade accounts payable	-	-	-	934,006	934,006	-	-	-	-
Other accounts payable (**)	-	-	-	148,155	148,155	-	-	-	-
	-	-	-	4,849,823	4,849,823	-	3,768,101	-	3,768,101
(*) They do not include taxes receivable and prepayments.
(**) They do not include taxes payable, prepayments and labor liabilities
.

D.	Measurement of fair values

i.	Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 2 and Level 3 fair values at June 30, 2025 and December 31, 2024 for financial instruments measured at fair value in the statement of financial position, as well as the significant unobservable inputs used. Related valuation processes are described in note 3.
Financial instruments measured at fair value

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value
Derivatives financial instruments (note 5)
For the Options:

Garman–Kohlhagen: The fair value is determined using this model that treats foreign currencies as if they are equity securities that provide a known dividend yield, which uses the following inputs: Spot rate at the valuation date, strike price, implicit volatility, and risk-free rate in both currencies.

For long-forward/swap:

Interest rate parity: Consists of estimating the present value of the future profit (loss) generated by the forward/swap contract. The gain or loss is calculated as the difference between the forward exchange rate estimated according to the market and the strike.

		Not applicable	Not applicable

E.	Concentration of credit risk
The Group’s financial assets are exposed to credit risk concentrations mainly comprising bank deposits and trade accounts receivable. Regarding bank deposits, the Group reduces the likelihood of credit risk concentrations because it keeps its deposits and places its cash investments at first-class financial entities and limits the amount of exposure to credit risk in any of such financial entities.
Regarding trade accounts receivable, the significant credit risk concentrations, individual or group, are mitigated since the Group’s policy is to monitor the payment behavior of customers and their financial position to comply with the respective payments on a regular basis.

F.	Liquidity risk
Liquidity risk management involves maintaining enough cash and cash equivalents and the possibility of finding and/or having found funding through an adequate quantity of credit sources.
The Group has adequate levels of cash and cash equivalents considering:

◾	Auna S.A. can finance its current assets (accounts receivable, inventories and others) with current liabilities (accounts payable, deferred revenue and others).

◾	Auna S.A. analyses the maturity of its debts to identify any refinancing required to maintain an appropriate debt structure.

◾
Not considering growth capex (new hospitals, acquisitions, etc.), Auna has enough cash flow from operations to finance its maintenance capex, current debt service (interest and principal), dividends and a portion of growth capex.

◾	Growth capex is financed mainly by long-term debt and cash flow from operations. In some cases, by capital contribution (for example: acquisition of PMLA and Hospital y Clínica OCA).

◾
In addition, Auna has revolving credit lines of S/ 646,432 thousand to use in case of cash flow needs. As of June 30, 2025, the Group had S/ 490,794 thousand drawn and S/ 155,637 thousand of availability under the revolving credit facility. As of March 31, 2025, the Group had S/ 496,152 thousand drawn and S/ 59,967 thousand of availability under the revolving credit facility.

◾
These credit lines are renewed every year. The interest rate applicable for the lines in Peru is a fixed rate that is agreed upon with the bank before the reception of the cash in Auna accounts and depends on the credit terms (up to 180 days). In the case of Colombia and Mexico lines, the interest rates applicable are a floating rate. The credit revolving lines for Auna are with the following banks in Perú: Scotiabank: S/ 100,000 thousand; Banbif: S/ 17,710 thousand; BBVA: S/ 37,014 thousand; BCP: S/ 42,504 thousand; Interbank: S/ 14,168, thousand; Citibank: S/ 90,321 thousand; Pichincha: S/ 28,336 thousand, Santander: S/ 88,550 thousand and GNB: S/ 9,500 thousand. The credit revolving lines in Colombia are around S/ 165,520 thousand and in Mexico are around S/ 52,808.

In addition, the Group monitors its liquidity risk based on the plans and guidelines established by the Management.
The following table analyzes the Group’s financial liabilities classified per maturity based on the remaining contractual period as of the date of the condensed consolidated interim statement of financial position. The amounts disclosed are contractual cash flows.

In thousands of soles	Carrying amount	Contractual cash flows	Less than 1 year	From 1 to 2 years	From 3 to 5 years	More than 5 years
As of June 30, 2025
Trade accounts payable	920,514	920,514	918,446	2,068	-	-
Other accounts payable (*)	152,615	186,925	102,357	26,385	58,183	-
Loans and borrowings (**)	3,573,771	4,850,078	972,457	666,794	3,143,308	67,519
Lease liabilities	128,541	171,563	41,576	32,341	55,402	42,244
Derivative financial instruments	71,935	83,243	30,871	27,655	24,717	-
	4,847,376	6,212,323	2,065,707	755,243	3,281,610	109,763
As of December 31, 2024
Trade accounts payable	934,006	934,006	931,265	2,741	-	-
Other accounts payable (*)	148,155	174,601	83,955	36,820	53,826	-
Loans and borrowings (**)	3,619,774	5,048,548	1,041,977	650,674	3,288,042	67,855
Lease liabilities	147,888	198,425	43,275	38,391	68,084	48,675
Derivative financial instruments	42,370	51,226	15,895	15,932	19,399	-
	4,892,193	6,406,806	2,116,367	744,558	3,429,351	116,530
(*) They do not include taxes payable, remunerations and other benefits payables.
(**) They include contractual interest.

Management monitors the risk related to the liabilities included in the above-mentioned categories and considers to be obtaining enough credit lines to comply with the plans established by the Management.
The Group administers the excess cash flow investing in short term investments. In addition, at the end of June 30, 2025 and December 31, 2024, the Group has credit lines for working capital that have not been used or used partiality, enough to comply with short- and medium-term obligations.
The Group also participates in a supplier finance arrangement with the principal purpose of facilitating efficient payment processing of supplier invoices and providing the willing suppliers early payments terms compared with the related invoice payment due date. The arrangement allows the Group to centralize payments of trade payables to the bank rather than paying each supplier individually. From the Group’s perspective, the arrangement does not significantly extend payment terms beyond the normal terms agreed with other suppliers that are not participating.